UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21913

                             BHR INSTITUTIONAL FUNDS
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                      1160 West Swedesford Road, Suite 140
                                BERWYN, PA 19312
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                   Peter Moran
                              BHR Fund Advisors, LP
                      1160 West Swedesford Road, Suite 140
                                BERWYN, PA 19312
                     ---------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 610-854-0907

                      Date of fiscal year end: SEPTEMBER 30

                     Date of reporting period: JUNE 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

BHR INSTITUTIONAL FUNDS
CLARIVEST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS JUNE 30, 2008 (UNAUDITED)

                                                NUMBER OF         MARKET
                                                  SHARES           VALUE
                                               -----------      -----------
COMMON STOCKS - 98.4%
AUSTRALIA - 5.1%
Aditya Birla Miner                                   1,428      $     3,001
BHP Billiton, Ltd.                                     272           11,407
Centennial Coal Co., Ltd.                            1,610            8,652
CSL, Ltd.                                              132            4,522
David Jones, Ltd.                                    1,182            3,187
Felix Resources, Ltd.                                  147            2,398
Incitec Pivot, Ltd.                                     49            8,699
National Australia Bank, Ltd.                           81            2,060
Suncorp-Metway, Ltd.                                   446            5,581
Telstra Corp., Ltd.                                    735            2,991
Wesfarmers, Ltd.                                       144            5,154
                                                                -----------
                                                                     57,652
                                                                -----------
AUSTRIA - 0.9%
Erste Bank der Oesterreichischen Sparkassen AG          55            3,426
Immofinanz Immobilien Anlagen AG                       642            6,625
                                                                -----------
                                                                     10,051
                                                                -----------
BELGIUM - 0.9%
Dexia SA                                               104            1,665
Fortis                                                 335            5,363
Tessenderlo Chemie NV                                   56            2,984
                                                                -----------
                                                                     10,012
                                                                -----------
FINLAND - 0.2%
Nokia Oyj                                               97            2,367
                                                                -----------
FRANCE - 5.7%
Air France-KLM                                         163            3,914
BNP Paribas                                             89            8,068
Credit Agricole SA                                      94            1,922
France Telecom SA                                      619           18,247
Gaz de France SA                                       191           12,284
PSA Peugeot Citroen                                    324           17,606
Sanofi-Aventis SA                                       39            2,607
                                                                -----------
                                                                     64,648
                                                                -----------
GERMANY - 3.9%
Allianz SE                                              89           15,691
Deutsche Boerse AG                                     117           13,215
E.ON AG                                                 65           13,124
K+S AG                                                   5            2,886
                                                                -----------
                                                                     44,916
                                                                -----------
GREECE - 0.4%
Alapis Holding Industrial and Commercial SA            721            1,977
Babis Vovos International Construction SA*              77            2,536
                                                                -----------
                                                                      4,513
                                                                -----------

HONG KONG - 6.5%
Cheung Kong Infrastructure Holdings, Ltd.            2,000            8,464
China Grand Forestry Resources Group, Ltd.*         16,000            1,395
CLP Holdings, Ltd.                                   2,000           17,134
Hongkong Electric Holdings, Ltd.                     2,500           14,957
Kingboard Chemical Holdings, Ltd.                    1,000            4,617
Pacific Basin Shipping, Ltd.                        12,000           17,144
Swire Pacific, Ltd.                                  1,000           10,228
                                                                -----------
                                                                     73,939
                                                                -----------
IRELAND - 0.3%
Allied Irish Banks PLC                                 236            3,644
                                                                -----------
ITALY - 7.1%
Assicurazioni Generali SpA                             350           13,439
Enel SpA                                             2,834           26,969
ENI SpA                                                195            7,281
Fiat SpA                                               291            4,773
Immobiliare Grande Distribuzione                       716            2,121
Intesa Sanpaolo SpA                                    520            2,972
Telecom Italia SpA                                   2,734            5,514
UniCredit SpA                                        1,221            7,479
Unione di Banche Italiane SCPA                         452           10,604
                                                                -----------
                                                                     81,152
                                                                -----------
JAPAN - 24.2%
Dena Co., Ltd.                                           1            5,905
Fujitsu, Ltd.                                        2,000           14,867
Hitachi Cable, Ltd.                                  1,000            3,764
Hogy Medical Co., Ltd.                                 100            5,075
Hokuhoku Financial Group, Inc.                       3,000            8,717
ITOCHU Corp.                                         3,000           32,008
Izumi Co., Ltd.                                        400            6,173
The Kansai Electric Power Co., Inc.                    600           14,065
KDDI Corp.                                               1            6,188
Kobe Steel, Ltd.                                     4,000           11,471
Kyoei Steel, Ltd.                                      200            3,811
Kyushu Electric Power Co., Inc.                        600           12,565
Miraca Holdings, Inc.                                  300            7,202
Musashi Seimitsu Industry Co., Ltd.                    100            2,297
Nihon Chouzai Co., Ltd.                                 80            2,264
Nippon Denko Co., Ltd.                               1,000           11,556
Nippon Metal Industry Co., Ltd.                      3,000            9,311
Nippon Oil Corp.                                     2,000           13,452
Nippon Telegraph & Telephone Corp.                       2            9,811
Nippon Yusen Kabushiki Kaisha                        1,000            9,632
NTT DoCoMo, Inc.                                        11           16,188
Obara Corp.                                            100            1,309
Ohara, Inc.                                            100            1,789
The Okinawa Electric Power Co., Inc.                   100            4,953
Pacific Golf Group International Holdings KK             2            2,000
Press Kogyo Co., Ltd.                                1,000            4,509
Ricoh Co., Ltd.                                      1,000           18,075
Sankyu, Inc.                                         1,000            5,047
Snow Brand Milk Products Co., Ltd.                   1,000            3,613
Sumisho Computer Systems Corp.                         200            3,660
Sumitomo Corp.                                       1,100           14,476
Toho Pharmaceutical Co., Ltd.                          100            1,929
Tsumura & Co.                                          300            7,740
                                                                -----------
                                                                    275,422
                                                                -----------
LUXEMBOURG - 0.3%
ArcelorMittal                                           39            3,859
                                                                -----------

NETHERLANDS - 0.9%
ING Groep NV CVA                                       321           10,244
                                                                -----------
NORWAY - 0.8%
Songa Offshore ASA*                                    600            9,689
                                                                -----------
SINGAPORE - 2.0%
Neptune Orient Lines, Ltd.                           2,000            4,755
Singapore Press Holdings, Ltd.                       4,000           12,512
Straits Asia Resources, Ltd.                         2,000            5,196
                                                                -----------
                                                                     22,463
                                                                -----------
SPAIN - 8.5%
Actividades de Construccion y Servicios SA             483           24,283
Banco Bilbao Vizcaya Argentaria SA                     382            7,325
Banco Santander SA                                     232            4,266
Corporacion Financiera Alba SA                          79            4,654
Repsol YPF SA                                          786           30,997
Solaria Energia y Medio Ambiente SA*                   187            2,696
Telefonica SA                                          864           22,978
                                                                -----------
                                                                     97,199
                                                                -----------
SWEDEN - 1.0%
Axfood AB                                              150            4,975
Meda AB, Class A                                       200            2,627
Swedbank AB, Class A                                   200            3,873
                                                                -----------
                                                                     11,475
                                                                -----------
SWITZERLAND - 2.2%
PSP Swiss Property AG*                                  35            2,086
Swisscom AG                                             19            6,356
Zurich Financial Services AG                            65           16,687
                                                                -----------
                                                                     25,129
                                                                -----------
UNITED KINGDOM - 27.5%
Amlin PLC                                              459            2,287
Anglo American PLC                                     551           38,666
AstraZeneca PLC                                        275           11,723
Aviva PLC                                              380            3,789
BAE Systems PLC                                        649            5,715
BG Group PLC                                         1,097           28,535
BP PLC                                               2,072           24,051
British American Tobacco PLC                           695           24,053
Cookson Group PLC                                      165            2,061
Diageo PLC                                             502            9,231
GlaxoSmithKline PLC                                    147            3,256
Keller Group PLC                                       129            1,605
Man Group PLC                                          316            3,924
Old Mutual PLC                                       4,350            8,034
Prudential PLC                                         995           10,555
Rio Tinto PLC                                           97           11,600
Royal Dutch Shell PLC, Class B                         953           38,312
Standard Chartered PLC                                 307            8,737
Standard Life PLC                                    1,992            8,315
Vedanta Resources PLC                                  374           16,278
Vodafone Group PLC                                  12,735           37,802
Xstrata PLC                                            184           14,736
                                                                -----------
                                                                    313,265
                                                                -----------
TOTAL COMMON STOCKS
   (Cost $1,213,685)                                              1,121,639
                                                                -----------

                                                Principal
                                                  Amount
                                               -----------
SHORT-TERM INVESTMENTS - 3.1%
PNC Bank Money Market
 Account 1.49%                                 $    35,246           35,246
                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $35,246)                                                    35,246
                                                                -----------

TOTAL INVESTMENTS - 101.5%
   (Cost $1,248,931)                                              1,156,885
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5%)                      (17,515)
                                                                -----------
NET ASSETS - 100.0%                                             $ 1,139,370
                                                                ===========
----------
*    Non-income producing security.


                     See Notes to Schedules of Investments.

BHR INSTITUTIONAL FUNDS
CLARIVEST SMID CAP CORE GROWTH FUND
SCHEDULE OF INVESTMENTS JUNE 30, 2008 (UNAUDITED)

                                                NUMBER OF          MARKET
                                                 SHARES            VALUE
                                               -----------      -----------
COMMON STOCKS - 101.1%
CONSUMER DISCRETIONARY - 10.4%
Advance Auto Parts, Inc.                                28         $ 1,087
Bally Technologies, Inc.*                               27             913
BorgWarner, Inc.                                        57           2,530
DeVry, Inc.                                             13             697
Dollar Tree, Inc.*                                      56           1,831
Fossil, Inc.*                                           40           1,163
Furniture Brands International, Inc.                   202           2,699
GameStop Corp., Class A*                                43           1,737
M/I Homes, Inc.                                        161           2,533
Perry Ellis International, Inc.*                       130           2,759
Rent-A-Center, Inc.*                                    77           1,584
Ross Stores, Inc.                                       31           1,101
Skechers U.S.A., Inc., Class A*                         52           1,028
Standard Motor Products, Inc.                          192           1,567
The Wet Seal, Inc., Class A*                           474           2,261
Wolverine World Wide, Inc.                              59           1,574
                                                                -----------
                                                                    27,064
                                                                -----------
CONSUMER STAPLES - 6.3%
American Oriental Bioengineering, Inc.*                156           1,540
Darling International, Inc.*                           132           2,181
Flowers Foods, Inc.                                     36           1,020
Fresh Del Monte Produce, Inc.*                         162           3,818
Molson Coors Brewing Co., Class B                       64           3,477
Omega Protein Corp.*                                   187           2,796
Prestige Brands Holdings, Inc.*                        152           1,620
                                                                -----------
                                                                    16,452
                                                                -----------
ENERGY - 15.0%
Cimarex Energy Co.                                      22           1,533
Clayton Williams Energy, Inc.*                          41           4,508
Denbury Resources, Inc.*                               211           7,702
FMC Technologies, Inc.*                                 21           1,616
Global Industries, Ltd.*                                64           1,148
Grey Wolf, Inc.*                                       363           3,278
Hugoton Royalty Trust                                   83           3,071
Oil States International, Inc.*                         21           1,332
Patriot Coal Corp.*                                      8           1,226
Permian Basin Royalty Trust                             96           2,535
Pioneer Drilling Co.*                                  104           1,956
Stone Energy Corp.*                                     86           5,668
W&T Offshore, Inc.                                      58           3,394
                                                                -----------
                                                                    38,967
                                                                -----------
FINANCIALS - 0.6%
Annaly Capital Management, Inc. REIT                    94           1,458
                                                                -----------
HEALTH CARE - 14.2%
Adolor Corp.*                                          291           1,595
AMERIGROUP Corp.*                                       54           1,123
Analogic Corp.                                          44           2,775
Bio-Rad Laboratories, Inc., Class A*                    15           1,213
Conmed Corp.*                                           64           1,699
Covance, Inc.*                                          18           1,548
eResearch Technology, Inc.*                            193           3,366
Humana, Inc.*                                           53           2,108

Intuitive Surgical, Inc.*                                5           1,347
Invacare Corp.                                         101           2,064
Invitrogen Corp.*                                       44           1,727
King Pharmaceuticals, Inc.*                            189           1,979
Life Sciences Research, Inc.*                           71           2,005
Martek Biosciences Corp.*                               34           1,146
Meridian Bioscience, Inc.                               34             915
Merit Medical Systems, Inc.*                           156           2,293
PerkinElmer, Inc.                                       92           2,562
Pharmaceutical Product Development, Inc.                61           2,617
Skilled Healthcare Group, Inc., Class A*               100           1,342
Waters Corp.*                                           20           1,290
                                                                -----------
                                                                    36,714
                                                                -----------
INDUSTRIALS - 23.8%
AGCO Corp.*                                             42           2,201
Acuity Brands, Inc.                                     29           1,394
Alliant Techsystems, Inc.*                              25           2,542
AMETEK, Inc.                                            51           2,408
Argon ST, Inc.*                                         67           1,662
CDI Corp.                                               77           1,959
Donaldson Co., Inc.                                     31           1,384
Dover Corp.                                            104           5,031
Ducommun, Inc.*                                         94           2,158
Federal Signal Corp.                                    85           1,020
Flowserve Corp.                                         22           3,007
Gibraltar Industries, Inc.                             151           2,411
Goodrich Corp.                                          25           1,187
Granite Construction, Inc.                              52           1,640
Hawaiian Holdings, Inc.*                               386           2,683
Hub Group, Inc., Class A*                               42           1,433
Jacobs Engineering Group, Inc.*                         33           2,663
Kirby Corp.*                                            71           3,408
Lydall, Inc.*                                          156           1,958
MSC Industrial Direct Co., Inc., Class A                48           2,117
Navigant Consulting, Inc.*                              80           1,565
Pentair, Inc.                                           48           1,681
Star Bulk Carriers Corp.                               142           1,674
Superior Essex, Inc.*                                   27           1,205
Tecumseh Products Co., Class A*                         66           2,163
Terex Corp.*                                            49           2,517
Valmont Industries, Inc.                                11           1,147
W.W. Grainger, Inc.                                     17           1,391
Watson Wyatt Worldwide, Inc., Class A                   33           1,745
Woodward Governor Co.                                   61           2,175
                                                                -----------
                                                                    61,529
                                                                -----------
INFORMATION TECHNOLOGY - 19.3%
Activision, Inc.*                                      158           5,383
Affiliated Computer Services, Inc., Class A*           101           5,402
Alliance Data Systems Corp.*                            56           3,167
Amkor Technology, Inc.*                                172           1,791
ANSYS, Inc.*                                            42           1,979
Arrow Electronics, Inc.*                                38           1,167
Avnet, Inc.*                                            40           1,091
CACI International, Inc., Class A*                      36           1,648
Compuware Corp.*                                       230           2,194
EarthLink, Inc.*                                       348           3,010
The Hackett Group, Inc.*                               221           1,269
Hewitt Associates, Inc., Class A*                       79           3,028
iGATE Corp.*                                           225           1,829
Integrated Device Technology, Inc.*                    180           1,789
MICROS Systems, Inc.*                                   63           1,921
SAIC, Inc.*                                            108           2,248
Skyworks Solutions, Inc.*                              494           4,876
SPSS, Inc.*                                             31           1,127
Sybase, Inc.*                                           70           2,059
TTM Technologies, Inc.*                                 82           1,083
Volterra Semiconductor Corp.*                          107           1,847
                                                                -----------
                                                                    49,908
                                                                -----------

MATERIALS - 9.4%
Airgas, Inc.                                            51           2,978
AK Steel Holding Corp.                                  71           4,899
Celanese Corp., Class A                                 14             639
CF Industries Holdings, Inc.                            17           2,598
Compass Minerals International, Inc.                    46           3,706
Sigma-Aldrich Corp.                                    106           5,709
Steel Dynamics, Inc.                                    57           2,227
Terra Industries, Inc.                                  32           1,579
                                                                -----------
                                                                    24,335
                                                                -----------
TELECOMMUNICATION SERVICES - 1.7%
CenturyTel, Inc.                                       125           4,449
                                                                -----------
UTILITIES - 0.4%
Portland General Electric Co.                           43             968
                                                                -----------
TOTAL COMMON STOCKS
   (Cost $248,006)                                                 261,844
                                                                -----------
                                                Principal
                                                 Amount
                                               -----------
SHORT-TERM INVESTMENTS - 3.0%
PNC Bank Money Market
 Account 1.49%                                 $     7,812            7,812
                                                                -----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $7,812)                                                      7,812
                                                                -----------

TOTAL INVESTMENTS - 104.1%
   (COST $255,818)                                                  269,656
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1%)                      (10,650)
                                                                -----------
NET ASSETS - 100.0%                                             $   259,006
                                                                ===========
----------
*    Non-income producing security.
REIT  Real Estate Investment Trust


                     See Notes to Schedules of Investments.

                             BHR INSTITUTIONAL FUNDS
                        NOTES TO SCHEDULES OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities, which are primarily traded on foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Securities which are primarily traded in Latin American or South American markets are valued each day at approximately the time of close of regular trading on the New York Stock Exchange. When the New York Stock Exchange is open, but the foreign market on which a security primarily trades is closed, the security will generally be valued at the last available closing value (subject to the Fair Value Procedures adopted by the Board of Trustees) using the prevailing exchange rate.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

NOTE B. RECENT ACCOUNTING PRONOUNCEMENT - In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE C. TAX DISCLOSURE - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2008.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at June 30, 2008 for each Fund, are as follows:


                                                                                                            NET
                                                                                                        UNREALIZED
                                                                  UNREALIZED        UNREALIZED         APPRECIATION/
FUND                                            COST             APPRECIATION      DEPRECIATION       (DEPRECIATION)
------------------------------------      ---------------      --------------      -------------      --------------
ClariVest International Equity Fund       $ 1,248,931          $       55,051      $    (147,097)     $     (92,046)

ClariVest SMid Cap Core Growth Fund           255,818                  28,923            (15,085)            13,838


For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

BHR INSTITUTIONAL FUNDS
MOUNT LUCAS U.S. FOCUSED EQUITY FUND
SCHEDULE OF INVESTMENTS JUNE 30, 2008 (UNAUDITED)


                                                Number of          Market
                                                  Shares           Value
                                               -----------      -----------
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 20.0%
Amazon.com, Inc.*                                    1,610      $   118,061
Apollo Group, Inc., Class A*                           744           32,929
Big Lots, Inc.*                                      2,073           64,761
Family Dollar Stores, Inc.                          13,484          268,871
GameStop Corp., Class A*                             1,145           46,258
Hasbro, Inc.                                         2,109           75,333
OfficeMax, Inc.                                     11,700          162,630
Polo Ralph Lauren Corp.                                624           39,175
RadioShack Corp.                                     2,218           27,215
Whirlpool Corp.                                      3,380          208,647
                                                                -----------
                                                                  1,043,880
                                                                -----------
CONSUMER STAPLES - 11.8%
Archer-Daniels-Midland Co.                           5,572          188,055
SUPERVALU, Inc.                                     13,862          428,197
                                                                -----------
                                                                    616,252
                                                                -----------
ENERGY - 11.1%
Chevron Corp.                                        3,029          300,265
Hess Corp.                                             676           85,304
National Oilwell Varco, Inc.*                        2,163          191,901
                                                                -----------
                                                                    577,470
                                                                -----------
FINANCIALS - 37.4%
ACE, Ltd.                                            3,500          192,815
The Allstate Corp.                                   4,528          206,432
The Chubb Corp.                                      3,663          179,524
Hartford Financial Services Group, Inc.              5,527          356,878
Merrill Lynch & Co., Inc.                            3,032           96,145
Safeco Corp.                                         4,460          299,534
The Travelers Cos., Inc.                             7,895          342,643
Unum Group                                          10,439          213,478
XL Capital, Ltd., Class A                            3,135           64,456
                                                                -----------
                                                                  1,951,905
                                                                -----------
HEALTH CARE - 2.0%
Express Scripts, Inc.*                                 802           50,301
Medco Health Solutions, Inc.*                        1,086           51,259
                                                                -----------
                                                                    101,560
                                                                -----------
INDUSTRIALS - 9.3%
Deere & Co.                                            655           47,245
Jacobs Engineering Group, Inc.*                        755           60,929
Precision Castparts Corp.                              502           48,378
Ryder System, Inc.                                   4,771          328,627
                                                                -----------
                                                                    485,179
                                                                -----------

INFORMATION TECHNOLOGY - 3.3%
Apple, Inc.*                                           487           81,543
Compuware Corp.*                                     5,332           50,867
NVIDIA Corp.*                                        2,211           41,390
                                                                -----------
                                                                    173,800
                                                                -----------
MATERIALS - 4.4%
International Paper Co.                              6,991          162,890
Monsanto Co.                                           528           66,760
                                                                -----------
                                                                    229,650
                                                                -----------
TOTAL COMMON STOCKS
   (Cost $5,615,434)                                              5,179,696
                                                                -----------
                                                Principal
                                                  Amount
                                               -----------
SHORT-TERM INVESTMENTS - 0.6%
PNC Bank Money Market
 Account 1.49%                                 $    31,848           31,848
                                                                -----------

Total Short-Term Investments
   (Cost $31,848)                                                    31,848
                                                                -----------

Total Investments - 99.9%
   (Cost $5,647,282)                                              5,211,544
Other Assets Less Liabilities - 0.1%                                  3,077
                                                                -----------
NET ASSETS - 100.0%                                              $5,214,621
                                                                ===========
----------
*    Non-income producing security.


                     See Notes to Schedules of Investments.

                             BHR INSTITUTIONAL FUNDS
                        NOTES TO SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

NOTE B. RECENT ACCOUNTING PRONOUNCEMENT - In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE C. TAX DISCLOSURE - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2008.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at June 30, 2008 for the Fund, are as follows:


                                                                                                          NET
                                                                 UNREALIZED          UNREALIZED        UNREALIZED
                  FUND                         COST             APPRECIATION        DEPRECIATION      DEPRECIATION
------------------------------------      ---------------      --------------      -------------      -------------
Mount Lucas U.S. Focused Equity Fund      $     5,647,282      $      353,893      $    (789,631)     $    (435,738)


For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

BHR Institutional Funds
Smith Group Large Cap Core Growth Fund
Schedule of Investments June 30, 2008 (Unaudited)


                                                Number of          Market
                                                  Shares           Value
                                               -----------      -----------
COMMON STOCKS - 97.2%
Consumer Discretionary - 12.2%
Aeropostale, Inc.*                                  19,000      $   595,270
Autoliv, Inc.                                       10,300          480,186
Fossil, Inc.*                                       16,300          473,841
Guess?, Inc.                                        14,000          524,300
Omnicom Group, Inc.                                 10,900          489,192
                                                                -----------
                                                                  2,562,789
                                                                -----------
CONSUMER STAPLES - 6.5%
Church & Dwight Co., Inc.                            9,200          518,420
Colgate-Palmolive Co.                                7,100          490,610
Wal-Mart Stores, Inc.                                6,400          359,680
                                                                -----------
                                                                  1,368,710
                                                                -----------
ENERGY - 13.7%
Exxon Mobil Corp.                                    5,600          493,528
Hess Corp.                                           4,100          517,379
National Oilwell Varco, Inc.*                        7,800          692,016
Noble Energy, Inc.                                   5,400          543,024
Occidental Petroleum Corp.                           6,900          620,034
                                                                -----------
                                                                  2,865,981
                                                                -----------
FINANCIALS - 7.4%
Assurant, Inc.                                       7,700          507,892
The Bank of New York Mellon Corp.                   12,600          476,658
The Nasdaq OMX Group, Inc.*                          3,128           83,048
Northern Trust Corp.                                 7,100          486,847
                                                                -----------
                                                                  1,554,445
                                                                -----------
HEALTH CARE - 17.0%
Becton Dickinson & Co.                               6,100          495,930
Express Scripts, Inc.*                               7,800          489,216
Gilead Sciences, Inc.*                               9,900          524,205
Intuitive Surgical, Inc.*                            1,770          476,838
OSI Pharmaceuticals, Inc.*                          13,600          561,952
Perrigo Co.                                         15,000          476,550
Varian Medical Systems, Inc.*                       10,100          523,685
                                                                -----------
                                                                  3,548,376
                                                                -----------
INDUSTRIALS - 14.2%
AGCO Corp.*                                          9,600          503,136
Danaher Corp.                                        6,300          486,990
Dover Corp.                                         10,200          493,374
Jacobs Engineering Group, Inc.*                      6,300          508,410
The Manitowoc Co., Inc.                             15,100          491,203
United Technologies Corp.                            8,000          493,600
                                                                -----------
                                                                  2,976,713
                                                                -----------

INFORMATION TECHNOLOGY - 23.9%
Amphenol Corp., Class A                             12,000          538,560
BMC Software, Inc.*                                 14,500          522,000
FactSet Research Systems, Inc.                         920           51,851
Google, Inc., Class A*                                 885          465,882
Harris Corp.                                         9,500          479,655
Hewlett-Packard Co.                                 10,900          481,889
International Business Machines Corp.                4,400          521,532
Microsoft Corp.                                     17,600          484,176
Oracle Corp.*                                       23,600          495,600
Parametric Technology Corp.*                        28,700          478,429
Texas Instruments, Inc.                             17,100          481,536
                                                                -----------
                                                                  5,001,110
                                                                -----------
Materials - 2.3%
Sigma-Aldrich Corp.                                  9,000          484,740
                                                                -----------

Total Common Stocks
   (Cost $20,412,769)                                            20,362,864
                                                                -----------

                                                Principal
                                                 Amount
                                               -----------
SHORT-TERM INVESTMENTS - 3.3%
PNC Bank Money Market
 Account 1.49%                                 $   690,827          690,827
                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $690,827)                                                  690,827
                                                                -----------

TOTAL INVESTMENTS - 100.5%
   (Cost $21,103,596)                                            21,053,691
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%)                     (108,863)
                                                                -----------
NET ASSETS - 100.0%                                             $20,944,828
                                                                ===========
----------
*    Non-income producing security.


                     See Notes to Schedules of Investments.

                             BHR INSTITUTIONAL FUNDS
                        NOTES TO SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

NOTE B. RECENT ACCOUNTING PRONOUNCEMENT - In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE C. TAX DISCLOSURE - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2008.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at June 30, 2008 for the Fund, are as follows:


                                                                                                           NET
                                                                 UNREALIZED          UNREALIZED         UNREALIZED
                   FUND                         COST            APPRECIATION        DEPRECIATION       DEPRECIATION
--------------------------------------    ---------------      --------------      -------------      -------------
Smith Group Large Cap Core Growth Fund    $    21,103,596      $    1,041,904      $  (1,091,809)     $     (49,905)


For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
                  15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BHR INSTITUTIONAL FUNDS
            ------------------------------------------------------------------

By (Signature and Title)*  /S/ PETER MORAN
                         -----------------------------------------------------
                          Peter Moran, President
                          (principal executive officer)

Date AUGUST 11, 2008
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ PETER MORAN
                         -----------------------------------------------------
                          Peter Moran, President
                          (principal executive officer)

Date AUGUST 11, 2008
    --------------------------------------------------------------------------


By (Signature and Title)*  /S/ JOHN LEVEN
                         -----------------------------------------------------
                          John Leven, Treasurer
                          (principal financial officer)

Date AUGUST 11, 2008
    --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.

   CERTIFICATION PURSUANT TO RULE 30A-2(A) UNDER THE 1940 ACT AND SECTION 302
                            OF THE SARBANES-OXLEY ACT

I, Peter Moran, certify that:

1.       I have reviewed this report on Form N-Q of BHR Institutional Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: AUGUST 11, 2008                 /S/ PETER MORAN
     ----------------                 -----------------------------
                                      Peter Moran, President
                                      (principal executive officer)

   CERTIFICATION PURSUANT TO RULE 30A-2(A) UNDER THE 1940 ACT AND SECTION 302
                            OF THE SARBANES-OXLEY ACT

I, John Leven, certify that:

1.       I have reviewed this report on Form N-Q of BHR Institutional Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: AUGUST 11, 2008                  /S/ JOHN LEVEN
      ---------------                 ---------------------
                                      John Leven, Treasurer
                                      (principal financial officer)